Acquisitions - Summary of Unaudited Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues	$ 340,216	$ 331,302
Net income applicable to common stock	$ 51,849	$ 40,956
Net income per common share - basic	$ 0.54	$ 0.43
Net income per common share - diluted	$ 0.54	$ 0.43
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Net revenues			$ 1,374,831	$ 1,336,710
Net income applicable to common stock			$ 263,079	$ 256,245
Net income per common share - basic			$ 2.73	$ 2.69
Net income per common share - diluted			$ 2.73	$ 2.69
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Net revenues				$ 1,291,771	$ 1,262,506
Net income applicable to common stock				$ 256,785	$ 40,015
Net income per common share - basic				$ 2.70	$ 0.42
Net income per common share - diluted				$ 2.69	$ 0.42